Equity-accounted Investments (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Schedule of Interests in Other Entities

Investment in Weichai Ballard JV	December 31, 2024	December 31, 2023
Beginning balance	$13,901	$24,026
Recognition (deferral) of 49% profit on inventory not yet sold to third party, net	(168)	1,205
Equity in loss	(4,941)	(9,931)
Cumulative translation adjustment due to foreign exchange	(554)	(1,399)
Ending balance	$8,238	$13,901
The following tables summarize the financial information of Weichai Ballard JV as included in its own financial statements as of December 31, 2024, adjusted for foreign exchange differences, the application of the Corporation's accounting policies, and the Corporation's incorporation costs.

	December 31, 2024	December 31, 2023
Percentage ownership interest (49%)
Current assets	$40,993	$63,023
Non-current assets	50	132
Current liabilities	(18,398)	(29,265)
Net assets (100%)	22,645	33,890
Corporation's share of net assets (49%)	11,096	16,607
Incorporation costs	324	324
Elimination of unrealized profit on downstream sales, net of sale to third party	(3,182)	(3,030)
Carrying amount of investment in Weichai Ballard JV	$8,238	$13,901

	December 31,	December 31,
	2024	2023
Revenue (100%)	$2,290	$12,705
Net loss (100%)	10,084	20,268
Corporation's share of net loss (49%)	$4,941	$9,931